Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 106 .1%
1988 CLO 1 Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.9291%,
10/15/39 (144A)
‡
$ 133,000,000 $ 133,563,747
1988 CLO 2 Ltd. 2023-2A A, CME Term SOFR 3 Month + 2.3200%, 6.6220%,
4/15/38 (144A)
‡
85,835,000 86,276,535
720 East CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.1500%, 6.4520%,
10/15/36 (144A)
‡
13,000,000 13,068,861
AB BSL CLO 1 Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.3700%,
5.6720%, 1/15/35 (144A)
‡
25,500,000 25,579,642
AB BSL CLO 3 Ltd. 2021-3A A, CME Term SOFR 3 Month + 1.4516%, 5.7448%,
10/20/34 (144A)
‡
20,000,000 20,067,216
AGL CLO 14 Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.4116%, 5.7048%,
12/2/34 (144A)
‡
83,390,000 83,537,333
AGL CLO 16 Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.3916%, 5.6848%,
1/20/35 (144A)
‡
31,341,220 31,393,403
AGL CLO 17 Ltd. 2022-17A AR, CME Term SOFR 3 Month + 0.9500%, 0.0000%,
1/21/35 (144A)
†,‡
149,858,000 149,048,767
AGL CLO 17 Ltd. 2022-17A A, CME Term SOFR 3 Month + 1.3300%, 5.6232%,
1/21/35 (144A)
‡
148,858,000 149,096,694
AGL CLO 20 Ltd. 2022-20A A2R, CME Term SOFR 3 Month + 1.5900%,
5.8832%, 10/20/37 (144A)
‡
22,500,000 22,525,081
AGL CLO 21 Ltd. 2022-21A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6532%,
10/21/37 (144A)
‡
89,750,000 90,251,182
AGL CLO 30 Ltd. 2024-30RA A1, CME Term SOFR 3 Month + 1.5300%,
5.8232%, 4/21/37 (144A)
‡
50,000,000 50,349,430
AGL CLO 34 Ltd. 2024-34A A1, CME Term SOFR 3 Month + 1.3400%, 5.7416%,
1/22/38 (144A)
‡
20,000,000 20,116,478
AGL Core CLO 2 Ltd. 2019-2A A1R, CME Term SOFR 3 Month + 1.4600%,
5.7532%, 7/20/37 (144A)
‡
190,000,000 191,203,080
AGL Core CLO 8 Ltd. 2020-8A A1R2, CME Term SOFR 3 Month + 1.3300%,
5.7123%, 1/20/38 (144A)
‡
10,000,000 10,079,948
AIMCO CLO 2018-AA AR, CME Term SOFR 3 Month + 1.3100%, 5.8252%,
10/17/37 (144A)
‡
45,000,000 45,226,809
AIMCO CLO 10 Ltd. 2019-10A ARR, CME Term SOFR 3 Month + 1.4100%,
5.7001%, 7/22/37 (144A)
‡
32,100,000 32,294,731
Allegany Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3000%,
5.5901%, 1/20/35 (144A)
‡
27,000,000 27,041,259
Allegro CLO VIII-S Ltd. 2024-3A A, CME Term SOFR 3 Month + 1.3900%,
5.9485%, 10/15/37 (144A)
‡
15,200,000 15,228,070
Allegro CLO XIV Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.6116%, 5.9136%,
10/15/34 (144A)
‡
6,875,000 6,893,244
Allegro CLO XVIII Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3800%,
5.6913%, 1/25/38 (144A)
‡
42,100,000 42,289,450
AMMC CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.9500%,
6.2520%, 1/15/37 (144A)
‡
8,000,000 8,075,602
Anchorage Capital CLO 13 LLC 2019-13A AR, CME Term SOFR 3 Month +
1.3616%, 5.6636%, 4/15/34 (144A)
‡
43,955,000 44,088,008
Anchorage Capital CLO 18 Ltd. 2021-18A A1, CME Term SOFR 3 Month +
1.4116%, 5.7136%, 4/15/34 (144A)
‡
13,100,000 13,142,456
Anchorage Capital CLO 19 Ltd. 2021-19A A, CME Term SOFR 3 Month +
1.4716%, 5.7736%, 10/15/34 (144A)
‡
27,000,000 27,085,199
Anchorage Capital CLO 24 Ltd. 2022-24A A1R, CME Term SOFR 3 Month +
1.4300%, 5.7320%, 7/15/37 (144A)
‡
47,000,000 47,386,025
Anchorage Capital CLO 24 Ltd. 2022-24A A2R, CME Term SOFR 3 Month +
1.6500%, 5.9520%, 7/15/37 (144A)
‡
18,000,000 18,150,491

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
APEX CREDIT CLO 2018-II Ltd. 2018-2A BR3, CME Term SOFR 3 Month +
1.2500%, 0.0000%, 10/20/31 (144A)
†,‡
$ 24,400,000 $ 24,400,000
APEX CREDIT CLO 2018-II Ltd. 2018-2A A1RR, CME Term SOFR 3 Month +
1.2400%, 5.5332%, 10/20/31 (144A)
‡
52,852,023 52,929,710
Apex Credit CLO 2024-I Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.8000%,
6.0932%, 4/20/36 (144A)
‡
15,000,000 15,146,844
Apex Credit CLO 2024-II Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.5200%,
5.8201%, 7/25/37 (144A)
‡
49,800,000 50,260,994
Apidos CLO L 2024-50A A1, CME Term SOFR 3 Month + 1.3400%, 5.7068%,
1/20/38 (144A)
‡
20,000,000 20,159,988
Apidos CLO XLVII Ltd. 2024-47A A2, CME Term SOFR 3 Month + 1.7000%,
6.0001%, 4/26/37 (144A)
‡
10,000,000 10,093,794
Apidos CLO XXIII 2015-23A AR, CME Term SOFR 3 Month + 1.4816%, 5.7836%,
4/15/33 (144A)
‡
12,825,000 12,863,971
Apidos CLO Xxv 2016-25A A1R3, CME Term SOFR 3 Month + 1.1400%,
5.4708%, 1/20/37 (144A)
‡
130,310,000 130,635,775
Apidos CLO XXXIII 2020-33A AR, CME Term SOFR 3 Month + 1.4116%,
5.7083%, 10/24/34 (144A)
‡
19,630,000 19,663,887
Apidos CLO XXXIV 2020-34A A1R, CME Term SOFR 3 Month + 1.4116%,
5.7048%, 1/20/35 (144A)
‡
11,400,000 11,419,044
Apidos CLO XXXV 2021-35A A, CME Term SOFR 3 Month + 1.3116%, 5.6048%,
4/20/34 (144A)
‡
61,279,335 61,375,329
Apidos CLO XXXVII 2021-37A A, CME Term SOFR 3 Month + 1.3916%, 5.6817%,
10/22/34 (144A)
‡
19,859,000 19,888,788
ARES L CLO Ltd. 2018-50A AR, CME Term SOFR 3 Month + 1.3116%, 5.6136%,
1/15/32 (144A)
‡
15,301,624 15,317,203
ARES LII CLO Ltd. 2019-52A A1R, CME Term SOFR 3 Month + 1.3116%,
5.6017%, 4/22/31 (144A)
‡
21,141,091 21,141,091
Ares LIII CLO Ltd. 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%,
5.5766%, 10/24/36 (144A)
‡
253,955,000 256,043,475
Ares LIII CLO Ltd. 2019-53A A2R, CME Term SOFR 3 Month + 1.5000%,
5.7966%, 10/24/36 (144A)
‡
13,000,000 13,080,233
Ares LIX CLO Ltd. 2021-59A A, CME Term SOFR 3 Month + 1.2916%, 5.5917%,
4/25/34 (144A)
‡
25,000,000 25,038,530
ARES Loan Funding III Ltd. 2022-ALF3A A1R, CME Term SOFR 3 Month +
1.2700%, 5.5701%, 7/25/36 (144A)
‡
61,875,000 62,068,953
Ares Loan Funding VIII Ltd. 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%,
5.5429%, 1/24/38 (144A)
‡
119,000,000 119,059,976
Ares LV CLO Ltd. 2020-55A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.6720%, 10/15/37 (144A)
‡
39,250,000 39,464,847
Ares LVI CLO Ltd. 2020-56A A1R2, CME Term SOFR 3 Month + 1.2500%,
5.5501%, 1/25/38 (144A)
‡
15,000,000 15,075,000
Ares LVII CLO Ltd. 2020-57A AR, CME Term SOFR 3 Month + 1.4116%, 5.7117%,
1/25/35 (144A)
‡
15,000,000 15,025,494
Ares LVIII CLO Ltd. 2020-58A AR, CME Term SOFR 3 Month + 1.3300%,
5.6320%, 1/15/35 (144A)
‡
25,000,000 25,036,937
Ares LXI CLO Ltd. 2021-61A A2R, CME Term SOFR 3 Month + 1.7300%,
6.0232%, 4/20/37 (144A)
‡
19,900,000 20,082,491
Ares LXIV CLO Ltd. 2022-64A AR, CME Term SOFR 3 Month + 1.3600%,
5.6620%, 10/24/39 (144A)
‡
42,000,000 42,235,775
Ares LXIX CLO Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7000%,
6.0020%, 4/15/36 (144A)
‡
17,500,000 17,663,338
Ares LXV CLO Ltd. 2022-65A A2, CME Term SOFR 3 Month + 1.7500%,
6.0501%, 7/25/34 (144A)
‡
18,000,000 18,050,222

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ares LXVII CLO Ltd. 2022-67A A1R, CME Term SOFR 3 Month + 1.1900%,
0.0000%, 1/25/38 (144A)
†,‡
$ 100,000,000 $ 100,035,500
Ares LXX CLO Ltd. 2023-70A A2, CME Term SOFR 3 Month + 1.9500%,
6.2501%, 10/25/35 (144A)
‡
24,500,000 24,695,963
Ares LXXII CLO Ltd. 2024-72A A2, CME Term SOFR 3 Month + 1.5800%,
5.8820%, 7/15/36 (144A)
‡
24,500,000 24,738,561
Ares LXXIV CLO Ltd. 2024-74A A2, CME Term SOFR 3 Month + 1.5500%,
5.8529%, 10/15/36 (144A)
‡
22,500,000 22,698,958
Ares XLI CLO Ltd. 2016-41A AR2, CME Term SOFR 3 Month + 1.3316%,
5.6336%, 4/15/34 (144A)
‡
29,720,000 29,764,610
ARES XLV CLO Ltd. 2017-45A BR, CME Term SOFR 3 Month + 1.2500%,
5.5520%, 10/15/30 (144A)
‡
5,000,000 5,006,204
ARES XLV CLO Ltd. 2017-45A CR, CME Term SOFR 3 Month + 1.5000%,
5.8020%, 10/15/30 (144A)
‡
1,881,250 1,883,969
Ares XXXIX CLO Ltd. 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%,
5.7132%, 7/18/37 (144A)
‡
41,500,000 41,739,380
Atlantic Avenue Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6500%, 5.9432%,
4/20/37 (144A)
‡
50,000,000 50,627,580
Atrium XIV LLC 14A A2RR, CME Term SOFR 3 Month + 1.6100%, 5.9176%,
10/16/37 (144A)
‡
35,200,000 35,437,945
Atrium XV 15A A2RR, CME Term SOFR 3 Month + 1.5900%, 5.8976%, 7/16/37
(144A)
‡
47,250,000 47,614,335
Bain Capital Credit CLO 2018-2A A1R, CME Term SOFR 3 Month + 1.0800%,
5.3732%, 7/19/31 (144A)
‡
26,674,274 26,689,398
Bain Capital Credit CLO 2019-2A AR2, CME Term SOFR 3 Month + 1.1300%,
5.4329%, 10/17/32 (144A)
‡
143,458,338 143,560,208
Bain Capital Credit CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3216%,
5.6148%, 4/18/34 (144A)
‡
10,000,000 10,031,099
Bain Capital Credit CLO Ltd. 2022-2A A1, CME Term SOFR 3 Month + 1.3200%,
5.6101%, 4/22/35 (144A)
‡
136,890,000 137,327,870
Bain Capital Credit CLO Ltd. 2020-4A A1R, CME Term SOFR 3 Month + 1.7500%,
6.0432%, 10/20/36 (144A)
‡
58,420,000 58,855,241
Bain Capital Credit CLO Ltd. 2020-4A A2R, CME Term SOFR 3 Month +
1.9500%, 6.2432%, 10/20/36 (144A)
‡
20,000,000 20,162,264
Bain Capital Credit CLO Ltd. 2017-2A A2R3, CME Term SOFR 3 Month +
1.6000%, 5.9001%, 7/25/37 (144A)
‡
15,040,000 15,175,856
Balboa Bay Loan Funding Ltd. 2020-1A A1RR, CME Term SOFR 3 Month +
1.2900%, 5.5832%, 10/20/35 (144A)
‡
65,460,000 65,653,762
Balboa Bay Loan Funding Ltd. 2020-1A A2RR, CME Term SOFR 3 Month +
1.6200%, 5.9132%, 10/20/35 (144A)
‡
16,000,000 16,094,109
Ballyrock CLO 14 Ltd. 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%,
5.6732%, 7/20/37 (144A)
‡
65,400,000 65,940,093
Ballyrock CLO 19 Ltd. 2022-19A A1, CME Term SOFR 3 Month + 1.3300%,
5.6232%, 4/20/35 (144A)
‡
25,000,000 25,078,853
Ballyrock CLO 25 Ltd. 2023-25A A1B, CME Term SOFR 3 Month + 1.9500%,
6.2501%, 1/25/36 (144A)
‡
9,000,000 9,000,000
Ballyrock CLO Ltd. 2019-1A A1R, CME Term SOFR 3 Month + 1.2916%, 5.5936%,
7/15/32 (144A)
‡
70,502,809 70,561,750
Barings CLO Ltd. 2018-4A A1R, CME Term SOFR 3 Month + 1.1500%, 5.4520%,
10/15/30 (144A)
‡
72,118,562 72,226,401
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month +
1.2200%, 5.5132%, 1/20/35 (144A)
‡
74,219,313 74,350,525
Barings Loan Partners CLO Ltd. 3 LP-3A AR2, CME Term SOFR 3 Month +
0.9500%, 0.0000%, 7/20/33 (144A)
†,‡
100,400,000 100,400,000

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Barrow Hanley CLO III Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8200%,
6.1132%, 4/20/37 (144A)
‡
$ 12,000,000 $ 12,117,811
Basswood Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.2616%,
5.5548%, 4/20/34 (144A)
‡
40,100,000 40,131,623
Battalion CLO IX Ltd. 2015-9A AR, CME Term SOFR 3 Month + 1.3616%,
5.6636%, 7/15/31 (144A)
‡
43,059,115 43,117,947
Battalion CLO XII Ltd. 2018-12A A1, CME Term SOFR 3 Month + 1.3316%,
5.8170%, 5/17/31 (144A)
‡
7,182,764 7,188,417
Battalion CLO XV Ltd. 2020-15A A2, CME Term SOFR 3 Month + 1.8616%,
6.1645%, 1/17/33 (144A)
‡
7,500,000 7,517,522
Battalion CLO XXI Ltd. 2021-21A A, CME Term SOFR 3 Month + 1.4416%,
5.7436%, 7/15/34 (144A)
‡
14,225,000 14,234,174
Battery Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.4000%,
5.7020%, 7/15/36 (144A)
‡
33,180,000 33,354,019
Beechwood Park CLO Ltd. 2019-1A A1R, CME Term SOFR 3 Month + 1.3000%,
5.6029%, 1/17/35 (144A)
‡
76,150,000 76,410,631
Beechwood Park CLO Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.5000%,
5.8029%, 1/17/35 (144A)
‡
10,000,000 10,025,206
Benefit Street Partners CLO Ltd. 2015-6BR A, CME Term SOFR 3 Month +
1.4516%, 5.7448%, 7/20/34 (144A)
‡
24,515,000 24,595,520
Benefit Street Partners CLO V-B Ltd. 2018-5BA A1R, CME Term SOFR 3 Month +
1.5300%, 5.8232%, 7/20/37 (144A)
‡
60,240,000 60,776,769
Benefit Street Partners CLO XII-B Ltd. 2017-12BRA A, CME Term SOFR 3 Month
+ 1.3700%, 5.6720%, 10/15/37 (144A)
‡
100,000,000 100,925,330
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 5.6920%, 7/15/37 (144A)
‡
37,500,000 37,805,951
Benefit Street Partners CLO XXI Ltd. 2020-21A A1R, CME Term SOFR 3 Month +
1.4316%, 5.7336%, 10/15/34 (144A)
‡
25,000,000 25,022,760
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R, CME Term SOFR 3 Month +
1.6616%, 5.9636%, 10/15/34 (144A)
‡
5,000,000 5,015,999
Benefit Street Partners CLO XXXII Ltd. 2023-32A A2, CME Term SOFR 3 Month
+ 1.9500%, 6.2501%, 10/25/36 (144A)
‡
11,000,000 11,104,478
Benefit Street Partners CLO XXXIII Ltd. 2023-33A A2, CME Term SOFR 3 Month
+ 1.9500%, 6.2501%, 1/25/36 (144A)
‡
19,375,000 19,552,855
Benefit Street Partners CLO XXXIV Ltd. 2024-34A A2, CME Term SOFR 3 Month
+ 1.7500%, 6.0501%, 7/25/37 (144A)
‡
10,000,000 10,079,546
Bethpage Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%,
5.6936%, 1/15/35 (144A)
‡
56,802,000 56,890,918
Birch Grove CLO 10 Ltd. 2024-10A A, CME Term SOFR 3 Month + 1.3900%,
5.9491%, 1/22/38 (144A)
‡
20,400,000 20,538,612
Birch Grove CLO 6 Ltd. 2023-6A A1, CME Term SOFR 3 Month + 2.2000%,
6.4932%, 7/20/35 (144A)
‡
30,000,000 30,231,096
Birch Grove CLO 7 Ltd. 2023-7A A1, CME Term SOFR 3 Month + 1.8000%,
6.0932%, 10/20/36 (144A)
‡
19,260,000 19,412,942
Black Diamond CLO Ltd. 2019-2A A1AR, CME Term SOFR 3 Month + 1.3200%,
5.6103%, 7/23/32 (144A)
‡
37,616,856 37,682,291
BlueMountain CLO XXIV Ltd. 2019-24A AR, CME Term SOFR 3 Month +
1.3616%, 5.6548%, 4/20/34 (144A)
‡
55,175,000 55,206,047
BlueMountain CLO XXV Ltd. 2019-25A A1RR, CME Term SOFR 3 Month +
1.3500%, 5.7616%, 1/15/38 (144A)
‡
110,000,000 110,550,000
BlueMountain CLO XXX Ltd. 2020-30A AR, CME Term SOFR 3 Month +
1.3700%, 5.6720%, 4/15/35 (144A)
‡
15,960,000 15,988,600
BlueMountain CLO XXXI Ltd. 2021-31A A1, CME Term SOFR 3 Month + 1.4116%,
5.7048%, 4/19/34 (144A)
‡
43,800,000 43,831,786

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
BlueMountain CLO XXXII Ltd. 2021-32A AR, CME Term SOFR 3 Month +
1.1000%, 5.3920%, 10/15/34 (144A)
‡
$ 115,700,000 $ 115,722,747
BlueMountain CLO XXXIII Ltd. 2021-33A A, CME Term SOFR 3 Month + 1.4516%,
5.9726%, 11/20/34 (144A)
‡
18,300,000 18,327,452
BlueMountain CLO XXXV Ltd. 2022-35A A1R, CME Term SOFR 3 Month +
1.4200%, 5.7101%, 10/22/37 (144A)
‡
81,000,000 81,612,036
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, CME Term SOFR 3 Month +
1.4116%, 5.7136%, 1/15/30 (144A)
‡
3,500,000 3,513,606
Bryant Park Funding Ltd. 2023-19A A1, CME Term SOFR 3 Month + 2.3500%,
6.6520%, 4/15/36 (144A)
‡
28,000,000 28,143,486
Canyon Capital CLO Ltd. 2014-1A A1BR, CME Term SOFR 3 Month + 1.4316%,
5.7185%, 1/30/31 (144A)
‡
3,010,000 3,020,095
Canyon Capital CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.0100%,
0.0000%, 10/15/34 (144A)
†,‡
168,000,000 168,000,000
Canyon CLO Ltd. 2018-1A A, CME Term SOFR 3 Month + 1.3316%, 5.6336%,
7/15/31 (144A)
‡
26,261,831 26,288,513
Canyon CLO Ltd. 2020-2A AR2, CME Term SOFR 3 Month + 1.0300%, 5.3259%,
10/15/34 (144A)
‡
118,000,000 118,062,304
Canyon CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 1.7700%, 6.0720%,
5/15/37 (144A)
‡
15,000,000 15,141,053
Carlyle C17 CLO Ltd. C17A A1AR, CME Term SOFR 3 Month + 1.2916%,
5.5785%, 4/30/31 (144A)
‡
11,475,497 11,484,966
Carlyle US CLO Ltd. 2021-3SA A1, CME Term SOFR 3 Month + 1.3216%,
5.6236%, 4/15/34 (144A)
‡
16,800,000 16,826,900
Carlyle US CLO Ltd. 2021-5A A1, CME Term SOFR 3 Month + 1.3816%, 5.6748%,
7/20/34 (144A)
‡
29,500,000 29,558,283
Carlyle US CLO Ltd. 2021-8A A, CME Term SOFR 3 Month + 1.4216%, 5.7236%,
10/15/34 (144A)
‡
19,000,000 19,034,306
Carlyle US CLO Ltd. 2020-2A A1R, CME Term SOFR 3 Month + 1.4016%,
5.7017%, 1/25/35 (144A)
‡
53,060,000 53,155,057
Carlyle US CLO Ltd. 2019-4A A11R, CME Term SOFR 3 Month + 1.3200%,
5.6220%, 4/15/35 (144A)
‡
22,770,000 22,806,537
Carlyle US CLO Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.4216%, 5.7236%,
10/15/35 (144A)
‡
83,200,000 83,350,842
Carlyle US CLO Ltd. 2022-4A A2R, CME Term SOFR 3 Month + 1.5700%,
5.8701%, 7/25/36 (144A)
‡
16,150,000 16,299,200
Carlyle US CLO Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.7200%,
6.0201%, 7/25/36 (144A)
‡
24,000,000 24,228,612
Carlyle US CLO Ltd. 2022-3A AR, CME Term SOFR 3 Month + 1.5500%,
5.8432%, 4/20/37 (144A)
‡
89,900,000 90,481,473
Carlyle US CLO Ltd. 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%,
5.7832%, 7/20/37 (144A)
‡
71,080,000 71,556,670
Carlyle US CLO Ltd. 2021-11A A1R, CME Term SOFR 3 Month + 1.4100%,
5.7101%, 7/25/37 (144A)
‡
35,000,000 35,220,745
Carlyle US CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.3600%,
5.6620%, 10/15/37 (144A)
‡
61,860,000 62,189,708
Carlyle US CLO Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.6000%,
5.9020%, 10/15/37 (144A)
‡
25,000,000 25,041,500
Carlyle US CLO Ltd. 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%,
5.6932%, 10/21/37 (144A)
‡
48,000,000 48,341,122
Carlyle US CLO Ltd. 2017-3A A2R2, CME Term SOFR 3 Month + 1.5500%,
5.8432%, 10/21/37 (144A)
‡
11,000,000 11,101,727
Carlyle US CLO Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.3100%,
5.6032%, 1/20/38 (144A)
‡
175,000,000 175,888,650

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2021-1A A1AR, CME Term SOFR 3 Month + 1.3700%,
5.6720%, 1/15/40 (144A)
‡
$ 30,500,000 $ 30,695,252
CarVal CLO II Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.0200%, 5.3132%,
4/20/32 (144A)
‡
442,338 443,183
CBAM Ltd. 2019-10A A1R, CME Term SOFR 3 Month + 1.3816%, 5.6748%,
4/20/32 (144A)
‡
10,748,428 10,767,954
CBAM Ltd. 2020-13A A, CME Term SOFR 3 Month + 1.6916%, 5.9848%,
1/20/34 (144A)
‡
25,880,000 25,927,441
CBAM Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 5.6548%,
4/20/34 (144A)
‡
75,000,000 75,043,020
CBAM Ltd. 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7348%,
1/20/35 (144A)
‡
16,897,000 16,912,221
CBAM Ltd. 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 6.0548%,
1/20/35 (144A)
‡
13,889,000 13,922,022
CBAM Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3900%, 5.7701%,
1/20/38 (144A)
‡
133,000,000 133,993,111
CBAMR Ltd. 2019-9A AR, CME Term SOFR 3 Month + 1.6300%, 5.9320%,
7/15/37 (144A)
‡
50,000,000 50,382,845
Cedar Funding IV CLO Ltd. 2014-4A AR3, CME Term SOFR 3 Month + 1.3400%,
5.6191%, 1/23/38 (144A)
‡
42,125,000 42,346,156
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
5.7132%, 7/20/37 (144A)
‡
49,365,000 49,688,884
Cedar Funding VI CLO Ltd. 2016-6A ARR, CME Term SOFR 3 Month + 1.3116%,
5.6048%, 4/20/34 (144A)
‡
80,219,000 80,259,061
Cedar Funding VIII CLO Ltd. 2017-8A A1R, CME Term SOFR 3 Month + 1.4116%,
5.7145%, 10/17/34 (144A)
‡
25,671,000 25,671,000
Cedar Funding XII CLO Ltd. 2020-12A A1R, CME Term SOFR 3 Month + 1.3916%,
5.6917%, 10/25/34 (144A)
‡
22,165,000 22,180,345
Cedar Funding XIV CLO Ltd. 2021-14A AR, CME Term SOFR 3 Month + 1.3800%,
5.6820%, 10/15/37 (144A)
‡
109,415,000 110,332,751
CIFC Funding 2014-V Ltd. 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%,
5.6829%, 7/17/37 (144A)
‡
77,872,000 78,251,385
CIFC Funding 2014-V Ltd. 2014-5A A2R3, CME Term SOFR 3 Month + 1.5800%,
5.8829%, 7/17/37 (144A)
‡
11,250,000 11,258,603
CIFC Funding 2016-I Ltd. 2016-1A AR3, CME Term SOFR 3 Month + 1.0000%,
5.2932%, 10/21/31 (144A)
‡
32,610,000 32,662,274
CIFC Funding 2020-III Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.3916%,
5.6848%, 10/20/34 (144A)
‡
82,280,000 82,431,436
CIFC Funding 2020-IV Ltd. 2020-4A A1R, CME Term SOFR 3 Month + 1.3000%,
5.7252%, 1/15/40 (144A)
‡
65,000,000 65,544,557
CIFC Funding 2021-IV Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.3600%,
5.6503%, 7/23/37 (144A)
‡
105,000,000 105,520,695
CIFC Funding 2022-II Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 0.9700%,
0.0000%, 4/19/35 (144A)
†,‡
115,000,000 115,000,000
CIFC Funding 2022-II Ltd. 2022-2A A1, CME Term SOFR 3 Month + 1.3200%,
5.6132%, 4/19/35 (144A)
‡
18,700,000 18,732,398
CIFC Funding 2022-V Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.7200%,
6.0276%, 1/16/37 (144A)
‡
10,000,000 10,092,220
CIFC Funding 2024-III Ltd. 2024-3A A1, CME Term SOFR 3 Month + 1.4800%,
5.7732%, 7/21/37 (144A)
‡
66,000,000 66,487,403
CIFC Funding Ltd. 2019-5A A1R1, CME Term SOFR 3 Month + 1.4016%,
5.7036%, 1/15/35 (144A)
‡
39,000,000 39,108,927
CIFC Funding Ltd. 2014-4RA A1AR, CME Term SOFR 3 Month + 1.4316%,
5.7345%, 1/17/35 (144A)
‡
110,755,000 110,942,353

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.3916%, 5.6819%,
1/23/35 (144A)
‡
$ 74,601,000 $ 74,742,779
CIFC Funding Ltd. 2022-4A A2, CME Term SOFR 3 Month + 1.7000%, 6.0076%,
7/16/35 (144A)
‡
20,000,000 20,062,886
CIFC Funding Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.4116%, 5.7136%,
7/15/36 (144A)
‡
68,560,000 68,680,638
CIFC Funding Ltd. 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%,
5.6566%, 10/24/37 (144A)
‡
60,000,000 60,316,314
CIFC Funding Ltd. 2021-5A A1R, CME Term SOFR 3 Month + 1.2600%, 5.5693%,
1/15/38 (144A)
‡
23,000,000 23,149,500
Clover CLO LLC 2021-3A AR, CME Term SOFR 3 Month + 1.0700%, 5.3701%,
1/25/35 (144A)
‡
20,000,000 20,060,000
Clover CLO LLC 2018-1A A2RR, CME Term SOFR 3 Month + 1.7300%, 6.0232%,
4/20/37 (144A)
‡
30,000,000 30,206,778
Columbia Cent CLO 29 Ltd. 2020-29A AR, CME Term SOFR 3 Month + 1.4316%,
5.7248%, 10/20/34 (144A)
‡
12,140,000 12,202,885
CQS US CLO Ltd. 2023-3A AJ, CME Term SOFR 3 Month + 2.1500%, 6.4501%,
1/25/37 (144A)
‡
9,000,000 9,082,787
Crown City CLO IV 2022-4A AJ, CME Term SOFR 3 Month + 1.8200%, 6.1132%,
4/20/37 (144A)
‡
19,000,000 19,167,933
Crown Point CLO 7 Ltd. 2018-7A AR, CME Term SOFR 3 Month + 1.2300%,
5.5232%, 10/20/31 (144A)
‡
25,485,059 25,514,255
Crown Point CLO 8 Ltd. 2019-8A AR, CME Term SOFR 3 Month + 1.4516%,
5.7448%, 10/20/34 (144A)
‡
20,000,000 20,006,678
Diameter Capital CLO 3 Ltd. 2022-3A A1R, CME Term SOFR 3 Month + 1.3300%,
5.6173%, 1/15/38 (144A)
‡
27,000,000 27,194,206
Dryden 105 CLO Ltd. 2023-105A A, CME Term SOFR 3 Month + 1.8000%,
6.0932%, 4/18/36 (144A)
‡
32,000,000 32,091,526
Dryden 105 CLO Ltd. 2023-105A C, CME Term SOFR 3 Month + 3.1000%,
7.3932%, 4/18/36 (144A)
‡
16,550,000 16,666,456
Dryden 106 CLO Ltd. 2022-106A A1R, CME Term SOFR 3 Month + 1.3600%,
5.6620%, 10/15/37 (144A)
‡
60,000,000 60,333,660
Dryden 106 CLO Ltd. 2022-106A A2R, CME Term SOFR 3 Month + 1.5300%,
5.8320%, 10/15/37 (144A)
‡
15,000,000 15,014,466
Dryden 107 CLO Ltd. 2023-107A A2, CME Term SOFR 3 Month + 2.1500%,
6.6735%, 8/15/35 (144A)
‡
10,000,000 10,098,354
Dryden 108 CLO Ltd. 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%,
5.6532%, 7/18/37 (144A)
‡
90,000,000 90,423,837
Dryden 113 CLO Ltd. 2022-113A AR2, CME Term SOFR 3 Month + 1.2500%,
5.5520%, 10/15/37 (144A)
‡
49,998,000 50,147,024
Dryden 115 CLO Ltd. 2024-115A A2, CME Term SOFR 3 Month + 1.7000%,
5.9932%, 4/18/37 (144A)
‡
40,000,000 40,254,444
Dryden 119 CLO Ltd. 2024-119A A2, CME Term SOFR 3 Month + 1.7000%,
6.0020%, 4/15/36 (144A)
‡
22,000,000 22,172,564
Dryden 121 CLO Ltd. 2024-121A A2, CME Term SOFR 3 Month + 1.5400%,
5.8740%, 1/15/37 (144A)
‡
33,000,000 33,252,354
Dryden 30 Senior Loan Fund 2013-30A AR, CME Term SOFR 3 Month +
1.0816%, 5.6051%, 11/15/28 (144A)
‡
5,445,597 5,452,017
Dryden 43 Senior Loan Fund 2016-43A AR3, CME Term SOFR 3 Month +
1.0700%, 5.3632%, 4/20/34 (144A)
‡
10,000,000 10,034,831
Dryden 45 Senior Loan Fund 2016-45A A1RR, CME Term SOFR 3 Month +
1.0800%, 5.3820%, 10/15/30 (144A)
‡
30,045,538 30,094,071
Dryden 50 Senior Loan Fund 2017-50A A1R, CME Term SOFR 3 Month +
1.2616%, 5.5636%, 7/15/30 (144A)
‡
7,472,947 7,479,029

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 75 CLO Ltd. 2019-75A AR2, CME Term SOFR 3 Month + 1.3016%,
5.6036%, 4/15/34 (144A)
‡
$ 47,290,000 $ 47,361,786
Dryden 76 CLO Ltd. 2019-76A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.6720%, 10/15/37 (144A)
‡
136,000,000 136,814,749
Dryden 77 CLO Ltd. 2020-77A AR, CME Term SOFR 3 Month + 1.3816%,
5.9026%, 5/20/34 (144A)
‡
145,774,633 145,929,854
Dryden 78 CLO Ltd. 2020-78A A2R, CME Term SOFR 3 Month + 1.7300%,
6.0329%, 4/17/37 (144A)
‡
10,000,000 10,026,440
Dryden 83 CLO Ltd. 2020-83A AR, CME Term SOFR 3 Month + 1.5300%,
5.8232%, 4/18/37 (144A)
‡
47,000,000 47,306,393
Dryden 85 CLO Ltd. 2020-85A A1R2, CME Term SOFR 3 Month + 1.3800%,
5.6820%, 7/15/37 (144A)
‡
50,000,000 50,242,425
Dryden 86 CLO Ltd. 2020-86A A1R, CME Term SOFR 3 Month + 1.3616%,
5.6645%, 7/17/34 (144A)
‡
37,135,000 37,198,118
Dryden 95 CLO Ltd. 2021-95A A, CME Term SOFR 3 Month + 1.3816%,
5.9026%, 8/20/34 (144A)
‡
73,000,000 73,077,066
Eaton Vance CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.5100%,
5.8120%, 7/15/37 (144A)
‡
62,500,000 63,045,056
Elevation CLO Ltd. 2021-13A A1, CME Term SOFR 3 Month + 1.4516%, 5.7536%,
7/15/34 (144A)
‡
12,010,000 12,010,000
Elmwood CLO 15 Ltd. 2022-2A A1, CME Term SOFR 3 Month + 1.3400%,
5.6301%, 4/22/35 (144A)
‡
43,529,063 43,607,158
Elmwood CLO 23 Ltd. 2023-2A A, CME Term SOFR 3 Month + 1.8000%,
6.1076%, 4/16/36 (144A)
‡
40,000,000 40,069,792
Elmwood CLO 24 Ltd. 2023-3A AR, CME Term SOFR 3 Month + 1.3200%,
5.7680%, 1/17/38 (144A)
‡
108,850,000 109,796,766
Elmwood CLO 25 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
6.0329%, 4/17/37 (144A)
‡
10,000,000 10,087,338
Elmwood CLO 26 Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5000%,
5.7932%, 4/18/37 (144A)
‡
60,000,000 60,424,686
Elmwood CLO 30 Ltd. 2024-6A A, CME Term SOFR 3 Month + 1.4300%,
5.7329%, 7/17/37 (144A)
‡
30,000,000 30,194,943
Elmwood CLO 36 Ltd. 2024-12RA AR, CME Term SOFR 3 Month + 1.3400%,
5.7451%, 10/20/37 (144A)
‡
15,650,000 15,780,660
Elmwood CLO I Ltd. 2019-1A A2RR, CME Term SOFR 3 Month + 1.7200%,
6.0132%, 4/20/37 (144A)
‡
8,750,000 8,835,231
Elmwood CLO III Ltd. 2019-3A A1RR, CME Term SOFR 3 Month + 1.3800%,
5.6732%, 7/18/37 (144A)
‡
68,800,000 69,141,434
Elmwood CLO V Ltd. 2020-2A ARR, CME Term SOFR 3 Month + 1.3700%,
5.6632%, 10/20/37 (144A)
‡
75,000,000 75,416,730
Empower CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.4000%,
6.7020%, 7/15/36 (144A)
‡
22,500,000 22,711,376
Empower CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6000%, 5.9001%,
4/25/37 (144A)
‡
45,970,000 46,383,234
Empower CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3900%,
5.6832%, 10/20/37 (144A)
‡
37,500,000 37,864,755
Fortress Credit BSL XVI Ltd. 2022-3A AR, CME Term SOFR 3 Month + 1.3700%,
5.6632%, 10/20/35 (144A)
‡
9,000,000 9,026,928
Fortress Credit BSL XXV Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6000%,
5.8966%, 7/24/37 (144A)
‡
10,200,000 10,304,663
Fortress Credit BSL XXVI Ltd. 2024-4A A, CME Term SOFR 3 Month + 1.4000%,
5.7152%, 1/15/38 (144A)
‡
40,000,000 40,280,000
Galaxy XXII CLO Ltd. 2016-22A ARRR, CME Term SOFR 3 Month + 1.2400%,
5.5476%, 4/16/34 (144A)
‡
141,800,000 141,938,510

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Generate CLO 13 Ltd. 2023-13A A1, CME Term SOFR 3 Month + 1.8000%,
6.0901%, 1/20/37 (144A)
‡
$ 71,500,000 $ 72,105,626
Generate CLO 9 Ltd. 9A AR, CME Term SOFR 3 Month + 1.3500%, 5.6432%,
1/20/38 (144A)
‡
118,250,000 119,195,361
Generate CLO Ltd. 2024-17A A1, CME Term SOFR 3 Month + 1.4000%, 5.6901%,
10/22/37 (144A)
‡
14,750,000 14,877,877
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A AJ, CME Term SOFR 3
Month + 1.5800%, 5.8732%, 10/20/37 (144A)
‡
18,900,000 19,046,753
GoldenTree Loan Management US CLO 4 Ltd. 2019-4A ARR, CME Term SOFR 3
Month + 1.1500%, 5.4466%, 4/24/31 (144A)
‡
13,926,481 13,931,200
GoldenTree Loan Management US CLO 6 Ltd. 2019-6A AR, CME Term SOFR 3
Month + 1.3200%, 5.6132%, 4/20/35 (144A)
‡
16,600,000 16,626,689
Golub Capital Partners CLO 58B Ltd. 2021-58A A2, CME Term SOFR 3 Month +
1.7116%, 6.0117%, 1/25/35 (144A)
‡
10,000,000 10,030,785
Golub Capital Partners CLO 66B Ltd. 2023-66A A, CME Term SOFR 3 Month +
1.9500%, 6.2501%, 4/25/36 (144A)
‡
49,670,000 49,896,227
Golub Capital Partners CLO 72 B Ltd. 2024-72A A, CME Term SOFR 3 Month +
1.5500%, 5.8501%, 4/25/37 (144A)
‡
16,000,000 16,131,571
Golub Capital Partners CLO 72 B Ltd. 2024-72A AJ, CME Term SOFR 3 Month +
1.7500%, 6.0501%, 4/25/37 (144A)
‡
18,000,000 18,169,934
Harmony-Peace Park CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.3500%,
5.7854%, 10/20/37 (144A)
‡
61,500,000 61,830,975
Harvest US CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8500%,
6.1432%, 4/18/37 (144A)
‡
8,000,000 8,062,732
Hayfin US XV Ltd. 2024-15A A2, CME Term SOFR 3 Month + 1.9200%, 6.2198%,
4/28/37 (144A)
‡
8,000,000 8,099,541
HPS Loan Management Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.4016%,
5.6919%, 1/23/35 (144A)
‡
63,172,000 63,266,632
Invesco CLO Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.3816%, 5.6836%,
7/15/34 (144A)
‡
68,500,000 68,707,212
Invesco CLO Ltd. 2022-2A A1, CME Term SOFR 3 Month + 1.4400%, 5.7332%,
7/20/35 (144A)
‡
16,500,000 16,516,309
Invesco CLO Ltd. 2022-2A A2, CME Term SOFR 3 Month + 1.7500%, 6.0432%,
7/20/35 (144A)
‡
5,000,000 5,013,841
Invesco US CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.5700%,
5.8601%, 4/22/37 (144A)
‡
40,000,000 40,321,440
Invesco US CLO Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3300%,
5.6476%, 1/15/38 (144A)
‡
55,175,000 55,603,958
Katayma CLO I Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.2000%,
6.4932%, 10/20/36 (144A)
‡
16,000,000 16,157,541
Katayma CLO II Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.6500%,
5.9432%, 4/20/37 (144A)
‡
98,500,000 98,923,855
KKR CLO 15 Ltd. 15 A1R2, CME Term SOFR 3 Month + 1.1000%, 5.3932%,
1/18/32 (144A)
‡
37,586,308 37,629,871
KKR CLO 16 Ltd. 16 A1R2, CME Term SOFR 3 Month + 1.4716%, 5.7648%,
10/20/34 (144A)
‡
17,550,000 17,577,094
KKR CLO 24 Ltd. 24 A1R, CME Term SOFR 3 Month + 1.3416%, 5.6348%,
4/20/32 (144A)
‡
6,463,672 6,472,109
KKR CLO 27 Ltd. 27A A1R2, CME Term SOFR 3 Month + 1.1100%, 5.5239%,
1/15/35 (144A)
‡
144,000,000 144,038,635
KKR CLO 34 Ltd. 34A B, CME Term SOFR 3 Month + 2.0616%, 6.3636%,
7/15/34 (144A)
‡
14,875,000 14,962,777
KKR CLO 35 Ltd. 35A A, CME Term SOFR 3 Month + 1.4516%, 5.7448%,
10/20/34 (144A)
‡
53,845,000 53,845,000

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 35 Ltd. 35A AR, CME Term SOFR 3 Month + 1.2000%, 0.0000%,
1/20/38 (144A)
†,‡
$ 90,345,000 $ 90,345,000
KKR CLO 36 Ltd. 36A A, CME Term SOFR 3 Month + 1.4416%, 5.7436%,
10/15/34 (144A)
‡
17,530,000 17,584,255
KKR CLO 37 Ltd. 37A A1A, CME Term SOFR 3 Month + 1.4316%, 5.7248%,
1/20/35 (144A)
‡
18,750,000 18,810,118
KKR CLO 38 Ltd. 38A A1, CME Term SOFR 3 Month + 1.3200%, 5.6220%,
4/15/33 (144A)
‡
11,250,000 11,283,285
KKR CLO 40 Ltd. 40A AR, CME Term SOFR 3 Month + 1.3000%, 5.5932%,
10/20/34 (144A)
‡
14,975,000 14,999,059
KKR CLO 41 Ltd. 2022-41A A1, CME Term SOFR 3 Month + 1.3300%, 5.6320%,
4/15/35 (144A)
‡
30,359,000 30,449,206
KKR CLO 43 Ltd. 2022-43A A1R, CME Term SOFR 3 Month + 1.7500%,
6.0520%, 1/15/36 (144A)
‡
80,000,000 80,726,384
KKR CLO 43 Ltd. 2022-43A A2R, CME Term SOFR 3 Month + 2.0000%,
6.3020%, 1/15/36 (144A)
‡
11,750,000 11,887,906
KKR CLO 44 Ltd. 44A A2, CME Term SOFR 3 Month + 2.0500%, 6.3432%,
1/20/36 (144A)
‡
10,000,000 10,089,852
KKR CLO 46 Ltd. 2023-46A AR, CME Term SOFR 3 Month + 1.4000%,
5.6932%, 10/20/37 (144A)
‡
89,750,000 90,031,366
KKR CLO 48 Ltd. 48A A2, CME Term SOFR 3 Month + 2.0000%, 6.2932%,
10/20/36 (144A)
‡
8,750,000 8,815,824
KKR CLO 49 Ltd. 49A AR, CME Term SOFR 3 Month + 1.3800%, 5.6732%,
10/20/37 (144A)
‡
32,000,000 32,175,693
KKR CLO 54 Ltd. 2024-54A A, CME Term SOFR 3 Month + 1.3200%, 5.6409%,
1/15/38 (144A)
‡
163,750,000 165,039,187
KKR CLO 56 Ltd. 2024-56A A1, CME Term SOFR 3 Month + 1.4000%, 5.7020%,
10/15/37 (144A)
‡
28,000,000 28,270,544
LCM 29 Ltd. 29A AR, CME Term SOFR 3 Month + 1.3316%, 5.6336%, 4/15/31
(144A)
‡
18,312,317 18,329,498
LCM 35 Ltd. 35A A2, CME Term SOFR 3 Month + 1.6616%, 5.9636%, 10/15/34
(144A)
‡
7,000,000 7,014,750
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A2, CME Term SOFR 3
Month + 1.5616%, 5.8692%, 7/16/31 (144A)
‡
18,000,000 18,073,008
Madison Park Funding LII Ltd. 2021-52A A, CME Term SOFR 3 Month + 1.3616%,
5.6517%, 1/22/35 (144A)
‡
85,085,000 85,147,461
Madison Park Funding LVII Ltd. 2022-57A A2R, CME Term SOFR 3 Month +
1.5000%, 5.8001%, 7/27/34 (144A)
‡
16,500,000 16,642,685
Madison Park Funding LX Ltd. 2022-60A A1R, CME Term SOFR 3 Month +
1.3700%, 5.6701%, 10/25/37 (144A)
‡
50,400,000 50,859,552
Madison Park Funding LXIII Ltd. 2023-63A A2, CME Term SOFR 3 Month +
2.2500%, 6.5432%, 4/21/35 (144A)
‡
15,000,000 15,131,026
Madison Park Funding LXIX Ltd. 2024-69A A2, CME Term SOFR 3 Month +
1.7100%, 6.0101%, 7/25/37 (144A)
‡
29,450,000 29,686,604
Madison Park Funding LXVII Ltd. 2024-67A A1, CME Term SOFR 3 Month +
1.5100%, 5.8101%, 4/25/37 (144A)
‡
12,050,000 12,134,443
Madison Park Funding XIV Ltd. 2014-14A AR3, CME Term SOFR 3 Month +
1.2000%, 5.4901%, 10/22/30 (144A)
‡
209,890,592 210,294,527
MADISON PARK FUNDING XLII Ltd. 13A AR, CME Term SOFR 3 Month +
1.1500%, 5.4403%, 11/21/30 (144A)
‡
26,824,302 26,850,037
Madison Park Funding XLVII Ltd. 2020-47A A2R, CME Term SOFR 3 Month +
1.7400%, 6.0332%, 4/19/37 (144A)
‡
16,000,000 16,152,739
Madison Park Funding XXI Ltd. 2016-21A AARR, CME Term SOFR 3 Month +
1.3416%, 5.6436%, 10/15/32 (144A)
‡
96,287,448 96,411,697

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XXIV Ltd. 2016-24A AR2, CME Term SOFR 3 Month +
1.1200%, 5.4132%, 10/20/29 (144A)
‡
$ 5,273,447 $ 5,279,346
Madison Park Funding XXVIII Ltd. 2018-28A A2R, CME Term SOFR 3 Month +
1.5500%, 5.9752%, 1/15/38 (144A)
‡
15,575,000 15,679,793
Madison Park Funding XXX Ltd. 2018-30A A1R, CME Term SOFR 3 Month +
1.3600%, 5.6676%, 7/16/37 (144A)
‡
169,970,000 171,479,725
Madison Park Funding XXXII Ltd. 2018-32A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.6501%, 7/22/37 (144A)
‡
83,250,000 83,910,722
Madison Park Funding XXXII Ltd. 2018-32A A2R2, CME Term SOFR 3 Month +
1.5600%, 5.8501%, 7/22/37 (144A)
‡
24,000,000 24,161,489
Madison Park Funding XXXIII Ltd. 2019-33A AR, CME Term SOFR 3 Month +
1.2900%, 5.5920%, 10/15/32 (144A)
‡
56,595,000 56,595,000
Madison Park Funding XXXV Ltd. 2019-35A A1R, CME Term SOFR 3 Month +
1.2516%, 5.5448%, 4/20/32 (144A)
‡
10,626,467 10,651,790
Madison Park Funding XXXVII Ltd. 2019-37A AR2, CME Term SOFR 3 Month +
1.5300%, 5.8320%, 4/15/37 (144A)
‡
30,000,000 30,201,360
Magnetite XLVII Ltd. 2024-47A A, CME Term SOFR 3 Month + 1.3300%,
5.8024%, 1/25/38 (144A)
‡
108,500,000 109,585,000
Magnetite XV Ltd. 2015-15A AR, CME Term SOFR 3 Month + 1.2716%, 5.5717%,
7/25/31 (144A)
‡
13,216,522 13,235,264
Magnetite XXXII Ltd. 2022-32A A, CME Term SOFR 3 Month + 1.3500%,
5.6520%, 4/15/35 (144A)
‡
38,500,000 38,567,825
Magnetite XXXIX Ltd. 2023-39A AR, CME Term SOFR 3 Month + 1.1700%,
5.4701%, 1/25/37 (144A)
‡
260,000,000 260,865,436
Man US CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.5500%, 5.8432%,
7/20/37 (144A)
‡
25,000,000 25,237,420
Marathon CLO XIII Ltd. 2019-1A ABR2, CME Term SOFR 3 Month + 1.7000%,
6.0020%, 4/15/32 (144A)
‡
12,500,000 12,526,746
Meacham Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5300%,
6.3185%, 10/20/37 (144A)
‡
10,000,000 10,067,980
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A B, CME Term SOFR 3 Month +
1.9116%, 6.2020%, 10/20/34 (144A)
‡
10,845,000 10,885,534
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2, CME Term SOFR 3 Month
+ 2.0000%, 6.2932%, 1/20/37 (144A)
‡
8,000,000 8,077,141
Nassau Ltd. 2021-IA A1R, CME Term SOFR 3 Month + 1.1100%, 5.4026%,
8/26/34 (144A)
‡
127,815,000 127,904,470
Neuberger Berman CLO XIV Ltd. 2013-14A AR2, CME Term SOFR 3 Month +
1.2916%, 5.5915%, 1/28/30 (144A)
‡
5,201,967 5,207,084
Neuberger Berman CLO XVII Ltd. 2014-17A AR3, CME Term SOFR 3 Month +
1.4000%, 5.6901%, 7/22/38 (144A)
‡
31,500,000 31,717,082
Neuberger Berman CLO XXI Ltd. 2016-21A A1R3, CME Term SOFR 3 Month +
1.3200%, 5.6132%, 1/20/39 (144A)
‡
83,000,000 83,767,244
Neuberger Berman CLO XXII Ltd. 2016-22A A2R2, CME Term SOFR 3 Month +
1.7200%, 6.0229%, 4/15/38 (144A)
‡
15,200,000 15,341,314
Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A AR2, CME Term SOFR
3 Month + 1.3600%, 5.6501%, 10/19/38 (144A)
‡
66,475,000 67,033,011
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, CME Term SOFR
3 Month + 1.3600%, 5.6532%, 10/18/38 (144A)
‡
64,662,000 65,027,049
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A A1R2, CME Term
SOFR 3 Month + 1.2400%, 5.5189%, 1/20/37 (144A)
‡
32,970,000 33,237,390
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, CME Term SOFR 3
Month + 1.3616%, 5.6692%, 7/16/35 (144A)
‡
28,008,725 28,058,298
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, CME Term SOFR 3
Month + 1.3916%, 5.6945%, 7/17/35 (144A)
‡
92,120,183 92,293,562

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Neuberger Berman Loan Advisers CLO 45 Ltd. 2021-45A A, CME Term SOFR 3
Month + 1.3916%, 5.6786%, 10/14/35 (144A)
‡
$ 39,290,000 $ 39,357,646
Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A A, CME Term SOFR 3
Month + 1.3000%, 5.5870%, 4/14/35 (144A)
‡
37,700,000 37,756,128
Neuberger Berman Loan Advisers CLO 55 Ltd. 2024-55A A2, CME Term SOFR 3
Month + 1.7000%, 5.9901%, 4/22/38 (144A)
‡
24,750,000 24,969,424
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A A2R, CME Term
SOFR 3 Month + 1.5400%, 6.0886%, 10/24/37 (144A)
‡
33,000,000 33,030,142
New Mountain CLO 2 Ltd. CLO-2A A1R, CME Term SOFR 3 Month + 1.3600%,
5.7193%, 1/15/38 (144A)
‡
51,000,000 51,356,796
New Mountain CLO 6 Ltd. CLO-6A A, CME Term SOFR 3 Month + 1.4000%,
6.0390%, 10/15/37 (144A)
‡
27,500,000 27,735,351
Northwoods Capital XIV-B Ltd. 2018-14BA AR, CME Term SOFR 3 Month +
1.2500%, 5.7662%, 11/13/31 (144A)
‡
44,722,884 44,749,481
NYACK Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3816%,
5.6748%, 10/20/34 (144A)
‡
83,751,613 83,898,832
Oaktree CLO Ltd. 2021-2A AR, CME Term SOFR 3 Month + 0.9700%, 0.0000%,
1/15/35 (144A)
†,‡
150,000,000 150,000,000
Oaktree CLO Ltd. 2022-3A A1R, CME Term SOFR 3 Month + 1.3800%, 5.6820%,
10/15/37 (144A)
‡
27,000,000 27,202,546
Oaktree CLO Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.1900%, 0.0000%,
1/15/38 (144A)
†,‡
96,600,000 96,600,000
Oaktree CLO Ltd. 2019-3A A1R2, CME Term SOFR 3 Month + 1.3800%,
5.6732%, 1/20/38 (144A)
‡
41,000,000 41,334,896
Oaktree CLO Ltd. 2019-3A A2R2, CME Term SOFR 3 Month + 1.5800%,
5.8732%, 1/20/38 (144A)
‡
20,200,000 20,315,889
Ocean Trails CLO XIV Ltd. 2023-14A AR, CME Term SOFR 3 Month + 1.3400%,
5.6332%, 1/20/38 (144A)
‡
125,000,000 126,061,962
OCP Aegis CLO Ltd. 2024-39A A1, CME Term SOFR 3 Month + 1.2200%,
5.7167%, 1/16/37 (144A)
‡
150,000,000 150,320,430
OCP Aegis CLO Ltd. 2024-39A A2, CME Term SOFR 3 Month + 1.4200%,
5.9167%, 1/16/37 (144A)
‡
12,000,000 12,025,750
OCP CLO Ltd. 2016-11A A2R2, CME Term SOFR 3 Month + 1.7000%, 6.0001%,
4/26/36 (144A)
‡
12,000,000 12,028,590
OCP CLO Ltd. 2015-9A AR3, CME Term SOFR 3 Month + 1.1000%, 0.0000%,
1/15/37 (144A)
†,‡
80,000,000 80,028,480
OCP CLO Ltd. 2021-23A AR, CME Term SOFR 3 Month + 1.1600%, 5.4417%,
1/17/37 (144A)
‡
266,700,000 266,960,273
OCP CLO Ltd. 2020-20A A2R, CME Term SOFR 3 Month + 1.7300%, 6.0232%,
4/18/37 (144A)
‡
16,000,000 16,110,205
OCP CLO Ltd. 2024-31A A1, CME Term SOFR 3 Month + 1.6300%, 5.9232%,
4/20/37 (144A)
‡
24,750,000 24,979,316
OCP CLO Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.5200%, 5.8103%,
4/23/37 (144A)
‡
77,000,000 77,768,814
OCP CLO Ltd. 2024-32A A2, CME Term SOFR 3 Month + 1.7200%, 6.0103%,
4/23/37 (144A)
‡
12,000,000 12,082,861
OCP CLO Ltd. 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6632%,
7/20/37 (144A)
‡
187,000,000 188,546,546
OCP CLO Ltd. 2020-18A A1R2, CME Term SOFR 3 Month + 1.3700%, 5.6632%,
7/20/37 (144A)
‡
102,500,000 103,351,857
OCP CLO Ltd. 2022-25A A1R, CME Term SOFR 3 Month + 1.4200%, 5.7132%,
7/20/37 (144A)
‡
64,650,000 65,200,967
OCP CLO Ltd. 2022-25A A2R, CME Term SOFR 3 Month + 1.6200%, 5.9132%,
7/20/37 (144A)
‡
10,000,000 10,071,381

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OCP CLO Ltd. 2021-22A AR, CME Term SOFR 3 Month + 1.3500%, 5.6432%,
10/20/37 (144A)
‡
$ 35,070,000 $ 35,143,991
OCP CLO Ltd. 2018-15A AR, CME Term SOFR 3 Month + 1.2500%, 5.5433%,
1/20/38 (144A)
‡
95,000,000 95,570,000
Octagon 52 Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.6000%, 5.8903%,
7/23/37 (144A)
‡
10,000,000 10,011,895
Octagon 54 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.3816%, 5.6836%,
7/15/34 (144A)
‡
29,400,000 29,445,564
Octagon 55 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 5.6948%,
7/20/34 (144A)
‡
40,000,000 40,065,904
Octagon 59 Ltd. 2022-1A B, CME Term SOFR 3 Month + 1.9500%, 6.4735%,
5/15/35 (144A)
‡
40,000,000 40,126,888
Octagon 60 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8732%,
10/20/37 (144A)
‡
15,000,000 15,131,193
Octagon 65 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5800%, 6.2077%,
10/23/37 (144A)
‡
18,750,000 18,933,021
Octagon 68 Ltd. 2023-1A A2, CME Term SOFR 3 Month + 1.9500%, 6.2432%,
10/20/36 (144A)
‡
15,000,000 15,136,503
Octagon 69 Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.6600%, 5.9566%,
7/24/37 (144A)
‡
10,000,000 10,094,207
Octagon 70 Alto Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.0500%,
6.3432%, 10/20/36 (144A)
‡
18,000,000 18,144,864
Octagon 71 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%, 5.9932%,
4/18/37 (144A)
‡
15,000,000 15,147,837
Octagon Investment Partners 18-R Ltd. 2018-18A A1A, CME Term SOFR 3 Month
+ 1.2216%, 5.5292%, 4/16/31 (144A)
‡
7,247,572 7,256,043
Octagon Investment Partners 20-R Ltd. 2019-4A A1RR, CME Term SOFR 3 Month
+ 1.4000%, 5.9216%, 8/12/37 (144A)
‡
28,000,000 28,156,156
Octagon Investment Partners 28 Ltd. 2016-1A A2RR, CME Term SOFR 3 Month +
1.7200%, 6.0166%, 4/24/37 (144A)
‡
10,250,000 10,360,981
Octagon Investment Partners 29 Ltd. 2016-1A A1R2, CME Term SOFR 3 Month +
1.4200%, 5.7132%, 7/18/37 (144A)
‡
63,900,000 64,260,760
Octagon Investment Partners 29 Ltd. 2016-1A A2R2, CME Term SOFR 3 Month +
1.6200%, 5.9132%, 7/18/37 (144A)
‡
10,000,000 10,016,378
Octagon Investment Partners 32 Ltd. 2017-1A A1R3, CME Term SOFR 3 Month +
1.3800%, 5.9907%, 10/31/37 (144A)
‡
87,000,000 87,476,516
Octagon Investment Partners 42 Ltd. 2019-3A A1RR, CME Term SOFR 3 Month +
1.3600%, 5.6620%, 7/15/37 (144A)
‡
97,000,000 97,436,587
Octagon Investment Partners 44 Ltd. 2019-1A AR, CME Term SOFR 3 Month +
1.4416%, 5.7436%, 10/15/34 (144A)
‡
62,600,000 62,700,460
Octagon Investment Partners 45 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.3400%, 5.6420%, 4/15/35 (144A)
‡
10,320,000 10,335,524
Octagon Investment Partners 46 Ltd. 2020-2A AR, CME Term SOFR 3 Month +
1.4216%, 5.7236%, 7/15/36 (144A)
‡
31,705,000 31,754,878
Octagon Investment Partners 49 Ltd. 2020-5A AR, CME Term SOFR 3 Month +
1.5200%, 5.8220%, 4/15/37 (144A)
‡
122,000,000 122,739,210
Octagon Investment Partners 50 Ltd. 2020-4A AR, CME Term SOFR 3 Month +
1.4116%, 5.7136%, 1/15/35 (144A)
‡
53,400,000 53,484,527
Octagon Investment Partners 51 Ltd. 2021-1A A, CME Term SOFR 3 Month +
1.4116%, 5.7048%, 7/20/34 (144A)
‡
64,835,000 64,941,582
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, CME Term SOFR 3 Month
+ 1.5116%, 5.8136%, 7/15/29 (144A)
‡
6,877,661 6,902,561
Octagon Investment Partners XXI Ltd. 2014-1A AAR3, CME Term SOFR 3 Month
+ 1.2616%, 5.7784%, 2/14/31 (144A)
‡
22,510,118 22,518,715

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OHA Credit Funding 11 Ltd. 2022-11A A2R, CME Term SOFR 3 Month + 1.5200%,
5.8132%, 7/19/37 (144A)
‡
$ 9,000,000 $ 9,007,453
OHA Credit Funding 15 Ltd. 2023-15A A, CME Term SOFR 3 Month + 1.8300%,
6.1232%, 4/20/35 (144A)
‡
14,300,000 14,353,725
OHA Credit Funding 3 Ltd. 2019-3A AR2, CME Term SOFR 3 Month + 1.3200%,
5.6132%, 1/20/38 (144A)
‡
10,000,000 10,091,500
OHA Credit Funding 7 Ltd. 2020-7A AR, CME Term SOFR 3 Month + 1.3000%,
5.5901%, 2/24/37 (144A)
‡
48,500,000 48,592,426
OHA Credit Partners XII Ltd. 2015-12A A2R2, CME Term SOFR 3 Month +
1.7000%, 5.9903%, 4/23/37 (144A)
‡
30,750,000 30,961,548
OHA Credit Partners XIV Ltd. 2017-14A A2R, CME Term SOFR 3 Month +
1.5700%, 5.8632%, 7/21/37 (144A)
‡
20,000,000 20,135,608
OHA Credit Partners XVI 2021-16A AR, CME Term SOFR 3 Month + 1.3500%,
5.6432%, 10/18/37 (144A)
‡
45,500,000 45,908,899
OHA Loan Funding Ltd. 2016-1A A2R2, CME Term SOFR 3 Month + 1.6500%,
5.9432%, 7/20/37 (144A)
‡
20,500,000 20,547,933
Onex CLO Subsidiary Ltd. 2024-33A A2, CME Term SOFR 3 Month + 1.7000%,
5.9932%, 7/20/37 (144A)
‡
12,000,000 12,112,817
Palmer Square CLO Ltd. 2015-1A A1A5, CME Term SOFR 3 Month + 1.0500%,
5.3382%, 5/21/34 (144A)
‡
80,927,000 81,028,102
Palmer Square CLO Ltd. 2015-1A A1B5, CME Term SOFR 3 Month + 1.3500%,
5.6382%, 5/21/34 (144A)
‡
29,000,000 29,005,794
Palmer Square CLO Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4116%,
5.7136%, 7/15/34 (144A)
‡
16,600,000 16,626,774
Palmer Square CLO Ltd. 2021-4A A, CME Term SOFR 3 Month + 1.4316%,
5.7336%, 10/15/34 (144A)
‡
29,400,000 29,444,100
Palmer Square CLO Ltd. 2021-3A A2, CME Term SOFR 3 Month + 1.6616%,
5.9636%, 1/15/35 (144A)
‡
16,000,000 16,048,042
Palmer Square CLO Ltd. 2022-1A A, CME Term SOFR 3 Month + 1.3200%,
5.6132%, 4/20/35 (144A)
‡
35,935,000 36,006,755
Palmer Square CLO Ltd. 2022-3A A2R, CME Term SOFR 3 Month + 1.5500%,
5.8432%, 7/20/37 (144A)
‡
15,400,000 15,503,362
Palmer Square CLO Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.6000%,
5.8932%, 7/20/37 (144A)
‡
6,000,000 6,051,625
Palmer Square Loan Funding Ltd. 2022-3A A1BR, CME Term SOFR 3 Month +
1.4000%, 5.7020%, 4/15/31 (144A)
‡
500,000 501,300
Park Blue CLO 2023-IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.0000%,
6.3001%, 1/25/37 (144A)
‡
5,000,000 5,045,148
Park Blue CLO 2024-V Ltd. 2024-5A A1, CME Term SOFR 3 Month + 1.4800%,
5.7801%, 7/25/37 (144A)
‡
20,515,000 20,694,478
Peace Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%, 5.6848%,
10/20/34 (144A)
‡
39,014,000 39,090,155
Pikes Peak CLO 8 2021-8A A1R, CME Term SOFR 3 Month + 1.3300%, 5.6232%,
1/20/38 (144A)
‡
10,000,000 10,068,000
Post CLO Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9500%, 6.2432%,
4/20/36 (144A)
‡
30,000,000 30,133,041
Post CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6000%, 5.8932%,
4/20/37 (144A)
‡
85,000,000 85,748,238
Post CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8000%, 6.0932%,
4/20/37 (144A)
‡
8,000,000 8,075,617
PPM CLO 6-R Ltd. 2022-6RA A2R, CME Term SOFR 3 Month + 2.1500%,
6.4432%, 1/20/37 (144A)
‡
8,000,000 8,103,124
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 5.7220%,
4/23/34 (144A)
‡
35,520,000 35,637,610

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RAD CLO 15 Ltd. 2021-15A A, CME Term SOFR 3 Month + 1.3516%, 5.6448%,
1/20/34 (144A)
‡
$ 22,400,000 $ 22,468,322
Rad CLO 18 Ltd. 2023-18A A1, CME Term SOFR 3 Month + 1.9500%, 6.2520%,
4/15/36 (144A)
‡
38,000,000 38,161,690
RAD CLO 19 Ltd. 2023-19A C, CME Term SOFR 3 Month + 3.3500%, 7.6432%,
4/20/35 (144A)
‡
15,500,000 15,576,334
RAD CLO 21 Ltd. 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 5.8901%,
1/25/33 (144A)
‡
26,000,000 26,000,000
RAD CLO 21 Ltd. 2023-21A C, CME Term SOFR 3 Month + 2.5500%, 6.8501%,
1/25/33 (144A)
‡
17,335,572 17,335,572
RAD CLO 21 Ltd. 2023-21A A1R, CME Term SOFR 3 Month + 1.0700%,
0.0000%, 1/25/37 (144A)
†,‡
218,900,000 218,900,000
RAD CLO 23 Ltd. 2024-23A A1, CME Term SOFR 3 Month + 1.6000%, 5.8932%,
4/20/37 (144A)
‡
100,000,000 100,873,610
Rad CLO 25 Ltd. 2024-25A A1, CME Term SOFR 3 Month + 1.4600%, 5.7532%,
7/20/37 (144A)
‡
75,000,000 75,664,605
RAD CLO 26 Ltd. 2024-26A A, CME Term SOFR 3 Month + 1.3700%, 5.9620%,
10/20/37 (144A)
‡
100,000,000 100,155,830
Rad CLO 5 Ltd. 2019-5A AR, CME Term SOFR 3 Month + 1.3816%, 5.6783%,
7/24/32 (144A)
‡
11,466,681 11,484,774
Rad CLO 7 Ltd. 2020-7A A1R, CME Term SOFR 3 Month + 1.3500%, 5.6529%,
4/17/36 (144A)
‡
12,550,000 12,564,975
Rad CLO 7 Ltd. 2020-7A A2R, CME Term SOFR 3 Month + 1.7000%, 6.0029%,
4/17/36 (144A)
‡
11,000,000 11,033,242
Rad CLO 9 Ltd. 2020-9A A1R, CME Term SOFR 3 Month + 1.3400%, 5.6554%,
1/15/38 (144A)
‡
21,500,000 21,688,226
REESE PARK CLO Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.3200%,
5.6220%, 1/15/38 (144A)
‡
26,300,000 26,497,118
Regatta 30 Funding Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3200%,
5.6330%, 1/25/38 (144A)
‡
48,500,000 48,924,375
Regatta VI Funding Ltd. 2016-1A AR2, CME Term SOFR 3 Month + 1.4216%,
5.7148%, 4/20/34 (144A)
‡
19,140,000 19,155,651
Regatta XI Funding Ltd. 2018-1A AR, CME Term SOFR 3 Month + 1.4000%,
5.7029%, 7/17/37 (144A)
‡
68,209,866 68,574,489
Regatta XIV Funding Ltd. 2018-3A AR, CME Term SOFR 3 Month + 1.1000%,
5.4001%, 10/25/31 (144A)
‡
36,154,951 36,209,183
Regatta XVII Funding Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.3800%,
5.6820%, 10/15/37 (144A)
‡
31,250,000 31,438,734
Regatta XX Funding Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4216%,
5.7236%, 10/15/34 (144A)
‡
18,231,453 18,231,453
Regatta XXII Funding Ltd. 2022-2A AR, CME Term SOFR 3 Month + 1.2500%,
5.5432%, 7/20/35 (144A)
‡
10,000,000 10,024,474
Regatta XXV Funding Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9000%,
6.2020%, 7/15/36 (144A)
‡
10,000,000 10,048,383
Regatta XXVII Funding Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5300%,
5.8301%, 4/26/37 (144A)
‡
69,000,000 69,504,970
Regatta XXVII Funding Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
6.0301%, 4/26/37 (144A)
‡
10,000,000 10,094,101
Regatta XXVIII Funding Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.5500%,
5.8501%, 4/25/37 (144A)
‡
75,000,000 75,572,220
Regatta XXVIII Funding Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.7500%,
6.0501%, 4/25/37 (144A)
‡
16,000,000 16,142,354
Riserva CLO Ltd. 2016-3A ARR, CME Term SOFR 3 Month + 1.3216%, 5.6148%,
1/18/34 (144A)
‡
74,500,000 74,613,285

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Rockford Tower CLO Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3616%,
5.6548%, 4/20/34 (144A)
‡
$ 14,500,000 $ 14,545,310
Rockford Tower CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 2.1500%,
6.4432%, 10/20/35 (144A)
‡
9,500,000 9,588,460
Rockford Tower CLO Ltd. 2021-3A A2R, CME Term SOFR 3 Month + 1.6500%,
6.0919%, 1/15/38 (144A)
‡
14,000,000 14,014,241
RR 1 LLC 2017-1A A1AB, CME Term SOFR 3 Month + 1.4116%, 5.7136%, 7/15/35
(144A)
‡
68,865,000 68,980,590
RR 12 Ltd. 2020-12A AAR3, CME Term SOFR 3 Month + 1.2500%, 5.5520%,
1/15/36 (144A)
‡
14,115,000 14,134,954
RR 16 Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.3716%, 5.6736%, 7/15/36
(144A)
‡
19,810,000 19,844,109
RR 21 Ltd. 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 5.7020%,
7/15/39 (144A)
‡
47,800,000 48,074,520
RR 21 Ltd. 2022-21A A1BR, CME Term SOFR 3 Month + 1.6000%, 5.9020%,
7/15/39 (144A)
‡
15,000,000 15,116,201
RR 5 Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.5000%, 5.8020%,
7/15/39 (144A)
‡
57,325,000 57,773,218
RR15 Ltd. 2021-15A A1, CME Term SOFR 3 Month + 1.3616%, 5.6636%, 4/15/36
(144A)
‡
31,500,000 31,548,526
RRX 7 Ltd. 2022-7A A1, CME Term SOFR 3 Month + 1.3600%, 5.6620%, 7/15/35
(144A)
‡
21,350,000 21,392,638
Sagard-Halseypoint CLO 8 Ltd. 2024-8A A1, CME Term SOFR 3 Month +
1.3900%, 5.7044%, 1/30/38 (144A)
‡
14,290,000 14,400,747
Sandstone Peak II Ltd. 2023-1A C, CME Term SOFR 3 Month + 3.5000%,
7.7932%, 7/20/36 (144A)
‡
13,600,000 13,791,298
Sandstone Peak III Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6300%,
5.9301%, 4/25/37 (144A)
‡
66,000,000 66,621,852
Sandstone Peak III Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8300%,
6.1301%, 4/25/37 (144A)
‡
8,000,000 8,066,896
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
6.9501%, 4/25/37 (144A)
‡
21,500,000 21,818,458
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R4, CME Term SOFR 3 Month +
1.7600%, 6.0532%, 4/20/33 (144A)
‡
10,000,000 10,020,838
Shackleton CLO Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.4616%,
5.7548%, 7/20/34 (144A)
‡
22,150,000 22,166,694
Signal Peak CLO 11 Ltd. 2024-11A A2, CME Term SOFR 3 Month + 1.6800%,
5.9732%, 7/18/37 (144A)
‡
20,000,000 20,138,256
Signal Peak CLO 12 Ltd. 2022-12A A1R, CME Term SOFR 3 Month + 1.4000%,
5.6932%, 7/18/37 (144A)
‡
70,000,000 70,459,207
Signal Peak CLO 12 Ltd. 2022-12A A2R, CME Term SOFR 3 Month + 1.6000%,
5.8932%, 7/18/37 (144A)
‡
8,000,000 8,030,979
Signal Peak CLO 14 Ltd. 2024-14A A, CME Term SOFR 3 Month + 1.3000%,
5.5901%, 1/22/38 (144A)
‡
13,000,000 13,054,600
Signal Peak CLO 4 Ltd. 2017-4A AR, CME Term SOFR 3 Month + 1.4416%,
5.7417%, 10/26/34 (144A)
‡
33,950,000 33,975,211
Signal Peak CLO 5 Ltd. 2018-5A A2R, CME Term SOFR 3 Month + 1.7500%,
6.0501%, 4/25/37 (144A)
‡
24,000,000 24,201,370
Silver Point CLO 4 Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.6300%,
5.9320%, 4/15/37 (144A)
‡
100,000,000 100,894,970
Silver Point CLO 4 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.8300%,
6.1320%, 4/15/37 (144A)
‡
18,000,000 18,161,420
Silver Rock CLO I Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4200%,
5.7132%, 10/20/37 (144A)
‡
50,000,000 50,501,635

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Silver Rock CLO III 2023-3A A2, CME Term SOFR 3 Month + 2.1000%, 6.3932%,
1/20/36 (144A)
‡
$ 20,000,000 $ 20,197,288
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.6732%, 7/21/37 (144A)
‡
51,445,000 51,865,398
Sixth Street CLO XV Ltd. 2020-15A AR, CME Term SOFR 3 Month + 1.3700%,
5.6666%, 10/24/37 (144A)
‡
18,800,000 18,975,265
Sixth Street CLO XVI Ltd. 2020-16A A2R, CME Term SOFR 3 Month + 1.9500%,
6.2432%, 1/20/37 (144A)
‡
5,500,000 5,546,448
Sixth Street CLO XXIV Ltd. 2024-24A A, CME Term SOFR 3 Month + 1.5200%,
5.8103%, 4/23/37 (144A)
‡
51,590,000 51,989,755
Sound Point CLO IX Ltd. 2015-2A ARRR, CME Term SOFR 3 Month + 1.4716%,
5.7648%, 7/20/32 (144A)
‡
63,624,493 63,734,582
Sound Point CLO VI-R Ltd. 2014-2RA A, CME Term SOFR 3 Month + 1.5116%,
5.8048%, 10/20/31 (144A)
‡
4,808,212 4,818,513
Sound Point CLO XXVI Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4316%,
5.7248%, 7/20/34 (144A)
‡
10,000,000 10,006,257
Steele Creek CLO Ltd. 2014-1RA A, CME Term SOFR 3 Month + 1.3316%,
5.6248%, 4/21/31 (144A)
‡
497,198 497,399
Steele Creek CLO Ltd. 2018-2A A, CME Term SOFR 3 Month + 1.4616%,
5.9470%, 8/18/31 (144A)
‡
5,739,601 5,745,768
Sycamore Tree CLO Ltd. 2024-5A A2, CME Term SOFR 3 Month + 1.8000%,
6.0932%, 4/20/36 (144A)
‡
15,000,000 15,141,773
Sycamore Tree CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.6500%,
5.9432%, 4/20/37 (144A)
‡
140,000,000 141,005,130
Sycamore Tree CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.3900%,
5.9012%, 1/20/38 (144A)
‡
31,000,000 31,242,339
Symphony CLO 40 Ltd. 2023-40A AR, CME Term SOFR 3 Month + 1.3100%,
5.7301%, 1/5/38 (144A)
‡
40,720,000 41,045,760
Symphony CLO 45 Ltd. 2024-45A A2, CME Term SOFR 3 Month + 1.5300%,
6.4033%, 10/15/37 (144A)
‡
10,000,000 10,083,122
Symphony CLO XXV Ltd. 2021-25A A, CME Term SOFR 3 Month + 1.2416%,
5.5348%, 4/19/34 (144A)
‡
124,724,000 124,908,192
Symphony CLO XXVIII Ltd. 2021-28A A, CME Term SOFR 3 Month + 1.4016%,
5.6919%, 10/23/34 (144A)
‡
23,100,000 23,134,576
Symphony CLO XXVIII Ltd. 2021-28A B, CME Term SOFR 3 Month + 1.9116%,
6.2020%, 10/23/34 (144A)
‡
13,750,000 13,807,192
Symphony Loan Funding CLO 1 Ltd. 2024-1A A1, CME Term SOFR 3 Month +
1.4300%, 5.7961%, 1/22/38 (144A)
‡
78,800,000 79,509,200
Symphony Loan Funding CLO 1 Ltd. 2024-1A A2, CME Term SOFR 3 Month +
1.6500%, 6.0161%, 1/22/38 (144A)
‡
12,000,000 12,011,558
TCI-Flatiron CLO Ltd. 2016-1A AR3, CME Term SOFR 3 Month + 1.1000%,
5.4029%, 1/17/32 (144A)
‡
6,119,545 6,126,605
TCI-Symphony CLO Ltd. 2016-1A AR2, CME Term SOFR 3 Month + 1.2816%,
5.5706%, 10/13/32 (144A)
‡
32,825,746 32,844,236
TCW CLO Ltd. 2022-1A A1, CME Term SOFR 3 Month + 1.3400%, 5.6301%,
4/22/33 (144A)
‡
22,800,000 22,871,752
TCW CLO Ltd. 2024-1A AJ, CME Term SOFR 3 Month + 1.8000%, 6.1076%,
1/16/37 (144A)
‡
12,000,000 12,101,246
TCW CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4200%, 5.7229%,
7/17/37 (144A)
‡
10,000,000 10,085,974
Texas Debt Capital CLO 2023-II Ltd. 2023-2A A1R, CME Term SOFR 3 Month +
1.3700%, 5.6632%, 10/21/37 (144A)
‡
53,000,000 53,341,553
Texas Debt Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%,
5.9901%, 4/22/37 (144A)
‡
16,000,000 16,155,251

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
THL Credit Wind River CLO Ltd. 2018-2A A1R, CME Term SOFR 3 Month +
1.2000%, 5.5020%, 7/15/30 (144A)
‡
$ 12,808,991 $ 12,831,714
THL Credit Wind River CLO Ltd. 2019-3A AR2, CME Term SOFR 3 Month +
1.0600%, 5.3620%, 4/15/31 (144A)
‡
34,110,008 34,188,963
THL Credit Wind River CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month +
1.4216%, 5.7148%, 7/20/34 (144A)
‡
33,960,000 33,993,960
Thompson Park CLO Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.2616%,
5.5636%, 4/15/34 (144A)
‡
17,845,000 17,871,726
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%,
6.0048%, 1/18/35 (144A)
‡
8,000,000 8,019,221
TRESTLES CLO III Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.3900%,
5.6832%, 10/20/37 (144A)
‡
28,600,000 28,691,554
TRESTLES CLO Ltd. 2017-1A A1RR, CME Term SOFR 3 Month + 1.4600%,
5.7601%, 7/25/37 (144A)
‡
20,250,000 20,427,096
Trinitas CLO VI Ltd. 2017-6A ARRR, CME Term SOFR 3 Month + 1.3300%,
5.6301%, 1/25/34 (144A)
‡
77,410,000 77,567,475
Trinitas CLO X Ltd. 2019-10A AR, CME Term SOFR 3 Month + 1.3800%,
5.6820%, 1/15/35 (144A)
‡
21,700,000 21,710,108
Trinitas CLO XIX Ltd. 2022-19A A1R, CME Term SOFR 3 Month + 1.1100%,
5.4032%, 10/20/33 (144A)
‡
37,300,000 37,368,341
Trinitas CLO XXI Ltd. 2022-21A A, CME Term SOFR 3 Month + 2.3500%,
6.6432%, 1/20/36 (144A)
‡
43,000,000 43,217,279
Trinitas CLO XXXI Ltd. 2024-31A A1, CME Term SOFR 3 Month + 1.3500%,
5.7291%, 1/22/38 (144A)
‡
19,000,000 19,113,920
Trysail CLO Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.3000%, 5.5901%,
7/20/32 (144A)
‡
89,531,030 89,561,569
Venture 28A CLO Ltd. 2017-28AA A2R, CME Term SOFR 3 Month + 1.7116%,
6.0048%, 10/20/34 (144A)
‡
14,250,000 14,287,171
Venture 33 CLO Ltd. 2018-33A A1LR, CME Term SOFR 3 Month + 1.3216%,
5.6236%, 7/15/31 (144A)
‡
11,811,826 11,830,649
Venture 34 CLO Ltd. 2018-34A AR, CME Term SOFR 3 Month + 1.2800%,
5.5820%, 10/15/31 (144A)
‡
21,264,372 21,289,271
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
5.8636%, 4/15/34 (144A)
‡
5,000,000 5,013,512
Venture 46 CLO Ltd. 2022-46A A1R, CME Term SOFR 3 Month + 1.4500%,
5.7432%, 10/20/37 (144A)
‡
8,000,000 8,061,002
Venture XXX CLO Ltd. 2017-30A A2, CME Term SOFR 3 Month + 1.6116%,
5.9136%, 1/15/31 (144A)
‡
15,500,000 15,546,968
Voya CLO Ltd. 2019-2A AR, CME Term SOFR 3 Month + 1.2000%, 5.4932%,
7/20/32 (144A)
‡
28,159,068 28,221,702
Voya CLO Ltd. 2017-3A A1R, CME Term SOFR 3 Month + 1.3016%, 5.5948%,
4/20/34 (144A)
‡
32,680,000 32,728,817
Voya CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.0000%, 0.0000%,
7/15/34 (144A)
†,‡
85,000,000 84,940,500
Voya CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4116%, 5.7192%,
7/16/34 (144A)
‡
60,576,000 60,678,071
Voya CLO Ltd. 2022-4A A1R, CME Term SOFR 3 Month + 1.5100%, 5.8032%,
4/20/37 (144A)
‡
35,500,000 35,721,186
Voya CLO Ltd. 2018-4A A1RR, CME Term SOFR 3 Month + 1.3600%, 5.6620%,
10/15/37 (144A)
‡
30,000,000 30,204,585
Voya CLO Ltd. 2020-3A ARR, CME Term SOFR 3 Month + 1.2500%, 5.5432%,
1/20/38 (144A)
‡
25,000,000 25,187,500
Voya CLO Ltd. 2020-2A A1RR, CME Term SOFR 3 Month + 1.3100%, 5.5904%,
1/20/38 (144A)
‡
85,000,000 85,783,700

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Voya Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.5800%, 5.8732%, 7/20/37
(144A)
‡
$ 12,000,000 $ 12,099,412
Whitebox CLO II Ltd. 2020-2A A1R2, CME Term SOFR 3 Month + 1.3800%,
5.6766%, 10/24/37 (144A)
‡
30,000,000 30,240,000
Whitebox CLO IV Ltd. 2023-4A A1, CME Term SOFR 3 Month + 2.1500%,
6.4432%, 4/20/36 (144A)
‡
10,000,000 10,046,104
Whitebox CLO IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.3000%,
6.5932%, 4/20/36 (144A)
‡
20,000,000 20,009,646
Wind River CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3500%,
5.6432%, 7/20/35 (144A)
‡
53,000,000 53,125,785
Wind River CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.6000%, 5.8932%,
4/20/37 (144A)
‡
135,000,000 135,999,149
Zais CLO 11 Ltd. 2018-11A A1R, CME Term SOFR 3 Month + 1.2500%, 5.5432%,
1/20/32 (144A)
‡
51,847,110 51,871,867
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 6.0832%,
1/20/32 (144A)
‡
31,600,000 31,662,619
Zais CLO 18 Ltd. 2022-18A A1A, CME Term SOFR 3 Month + 1.5200%, 5.8201%,
1/25/35 (144A)
‡
46,875,000 46,944,281
Total Collateralized Loan Obligations (cost $21,131,241,164) 21,210,348,695
Total Investments (total cost $ 21,131,241,164 ) - 106 .1% 21,210,348,695
Liabilities, net of Cash, Receivables and Other Assets - (6.1%) (1,214,390,765)
Net Assets - 100.0% $19,995,957,930
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 21,210,348,695 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/25
............. Shares
Held at
1/31/25
Dividend
Income
Investment Company - N/A
Money Market Funds - N/A
Janus Henderson Cash
Liquidity Fund LLC,
4.3414%
∞
$ – $ 2,862,942,887 $ (2,862,942,887) $ – $ – $ – – $ 2,086,177

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

CME Chicago Mercantile Exchange
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2025.
† The position has not yet settled as of January 31, 2025. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2025 is $21,210,348,695 which represents 106.1% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 21,210,348,695 $ — $ 21,210,348,695
Total Assets $ — $ 21,210,348,695 $ — $ 21,210,348,695

Janus Henderson AAA CLO ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson AAA CLO ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
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